SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued and Outstanding Common Shares Roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Outstanding Shares	Common Stock
Balance as of December 31, 2022	360,000,000	208,796,444	2,087
$60 million 2022 ATM offering	-	-	-
Balance as of June 30, 2023	360,000,000	208,796,444	2,087